[LOGO]                                    MONY LIFE INSURANCE COMPANY OF AMERICA
                                          1290 Avenue of the Americas
                                          New York NY 10104

                                          Dodie Kent
                                          Vice President and
                                          Associate General Counsel
                                          212-314-3970
                                          Fax: 212-314-3959


March 7, 2008

Via EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re:   MONY America Variable Account S (the "Registrant")
           (Registration Nos. 033-13183 and 811-05100; The MONYVestor)

Commissioners:

MONY Life Insurance Company of America ("MONY America"), on behalf of the Registrant, has sent to contract owners the annual report for the period ended December 31, 2007 for the following mutual fund in which the Registrant invests:

o   EQ/ADVISORS TRUST - UNDERLYING FUNDS:
    -  EQ/Bond Index Portfolio
    -  EQ/Boston Advisors Equity Income Portfolio
    -  EQ/Capital Guardian Research Portfolio
    -  EQ/Long Term Bond Portfolio
    -  EQ/Money Market Portfolio

MONY America understands that the Fund has filed or will file its reports with the Commission under separate cover.

Please direct any question or comment to the undersigned.

Very truly yours,

/S/ Dodie Kent
-----------------
Dodie Kent